LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
Schedule of loans, financing and debentures by type

		Average	Current		Non-current		Total
		annual
		interest rate -	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Type	Interest rate	%	2021	2020	2021	2020	2021	2020
In foreign currency
BNDES	UMBNDES	4.81	14,399	2,506	11,952	24,486	26,351	26,992
Bonds	Fixed	4.99	972,053	779,046	46,253,007	37,232,554	47,225,060	38,011,600
Export credits ("export prepayment")	LIBOR/Fixed	2.36	818,896	718,623	17,916,691	19,400,208	18,735,587	20,118,831
Others			782	2,516			782	2,516
			1,806,130	1,502,691	64,181,650	56,657,248	65,987,780	58,159,939

In local currency
BNDES	TJLP	7.63	67,499	276,441	312,077	1,254,222	379,576	1,530,663
BNDES	TLP	9.68	32,854	25,535	703,502	522,367	736,356	547,902
BNDES	Fixed	4.79	24,672	29,115	22,611	47,177	47,283	76,292
BNDES	SELIC	5.52	35,086	98,531	782,685	1,068,959	817,771	1,167,490
CRA (“Agribusiness Receivables Certificates”)	CDI/IPCA	11.28	1,561,639	32,156	1,687,560	3,025,527	3,249,199	3,057,683
NCE ("Export credit note")	CDI	10.15	39,535	15,184	1,276,330	1,275,045	1,315,865	1,290,229
NCR ("Rural producer certificate")	CDI	10.57	7,335	2,738	273,852	273,578	281,187	276,316
Export credits ("export prepayment")	Fixed	8.06	77,694	77,570	1,314,737	1,313,661	1,392,431	1,391,231
Debentures	CDI	10.71	21,980	7,590	5,418,088	5,415,061	5,440,068	5,422,651
Others (Working capital and Industrial Development Fund (“FDI”) and fair value adjustment on business combination)			(18,887)	(24,165)		3,651	(18,887)	(20,514)
			1,849,407	540,695	11,791,442	14,199,248	13,640,849	14,739,943
			3,655,537	2,043,386	75,973,092	70,856,496	79,628,629	72,899,882

Interest on financing			1,204,490	935,010			1,204,490	935,010
Non-current funding			2,451,047	1,108,376	75,973,092	70,856,496	78,424,139	71,964,872
			3,655,537	2,043,386	75,973,092	70,856,496	79,628,629	72,899,882

Schedule of changes in loans, financing and debentures

	December 31,	December 31,
	2021	2020
Beginning balance	72,899,882	63,684,326
Fundraising, net issuances	16,991,962	14,761,796
Interest accrued	3,207,278	3,286,254
Premium with early settlement	260,289	391,390
Monetary and exchange rate variation, net	4,847,320	13,365,471
Settlement of principal	(15,469,423)	(19,092,810)
Settlement of interest	(2,953,573)	(3,244,948)
Payment of premium with early settlements	(260,289)	(378,382)
Amortization of fundraising costs	103,246	87,959
Others	1,937	38,826
Ending balance	79,628,629	72,899,882

Schedule of non-current portion of loans, financing and debentures by maturity

	2023	2024	2025	2026	2027	2028 onwards	Total
In foreign currency
BNDES	11,952						11,952
Bonds			1,876,648	2,904,133	3,859,970	37,612,256	46,253,007
Export credits ("export prepayment")		2,103,437	6,113,748	5,388,749	4,310,757		17,916,691
	11,952	2,103,437	7,990,396	8,292,882	8,170,727	37,612,256	64,181,650

In local currency
BNDES – TJLP	67,880	47,624	97,483	84,422	6,995	7,673	312,077
BNDES – TLP	18,866	18,866	17,618	23,245	91,995	532,912	703,502
BNDES – Fixed	18,610	4,001					22,611
BNDES – Selic	58,779	50,281	181,221	181,266	23,352	287,786	782,685
CRA (“Agribusiness Receivables Certificates”)	1,687,560						1,687,560
NCE ("Export credit note")			640,800	635,530			1,276,330
NCR ("Rural producer certificate")			137,500	136,352			273,852
Export credits (“export prepayment”)		1,314,737					1,314,737
Debentures			2,340,550	2,329,715		747,823	5,418,088
	1,851,695	1,435,509	3,415,172	3,390,530	122,342	1,576,194	11,791,442
	1,863,647	3,538,946	11,405,568	11,683,412	8,293,069	39,188,450	75,973,092

Schedule of loans and financing by currency

	December 31,	December 31,
	2021	2020
Brazilian Reais	13,629,978	14,727,803
U.S. Dollar	65,972,300	58,145,087
Currency basket	26,351	26,992
	79,628,629	72,899,882

Schedule of fundraising costs and premiums of securities

			Balance to be amortized
			December 31,	December 31,
Type	Cost	Amortization	2021	2020
Bonds	434,970	173,964	261,006	238,568
CRA and NCE	125,222	103,616	21,606	32,374
Export credits ("export prepayment")	191,710	80,893	110,817	56,028
Debentures	24,467	11,455	13,012	16,039
BNDES (“IOF”) (1)	62,658	49,185	13,473	40,611
Others	18,147	16,999	1,148	1,422
	857,174	436,112	421,062	385,042

1)	Tax on Financial Operations